Preferred Stock Subject to Redemption	6 Months Ended
Jun. 30, 2023
Equity [Abstract]
Preferred Stock Subject to Redemption	Preferred Stock Subject to Redemption
Series C Preferred Stock
The Company designated 2,028,572 shares of Series C Preferred Stock with a stated value of $3.50 per share. No dividends will accrue on the Series C Preferred Stock. If dividends are declared on the Company’s Class A, Class B, or Class C Common Stock, the holders of the Series C Preferred Stock will participate in such dividends on a per share basis, pari passu with the Classes of Common Stock.
Voting Rights - The Series C Preferred Stock will vote together with the Class A Common Stock on a one-vote-for-one-Preferred-share basis. As long as any shares of Series C Preferred Stock are outstanding, the Company may not, without the affirmative vote or written consent of the holders of a majority of the then outstanding shares of the Series C Preferred Stock, (a) alter or change the powers, preferences or rights given to the Series C Preferred Stock or alter or amend the Certificate of Designation, (b) amend its Certificate of Incorporation or other charter documents in any manner that adversely affects any rights of the holders of the Series C Preferred Stock, or (c) enter into any agreement or arrangement with respect to any of the foregoing.
Liquidation - Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary (a "Liquidation"), the holders of the Series C Preferred Stock shall participate on a per share basis with the holders of the Class A, Class B, and Class C Common Stock of the Company, and shall be entitled to share equally, on a per share basis, all assets of the Company of whatever kind available for distribution to the holders of all classes of the Common Stock. The Company shall mail written notice of any such Liquidation, not less than 45 days prior to the payment date stated therein, to each record holder of Series C Preferred Stock.
Conversion - The Series C Preferred Stock shall be convertible automatically into shares of the Company's Class A Common Stock (the “Automatic Conversion”) as follows:
•Each share of Series C Preferred Stock will automatically convert into shares of the Company’s Class A Common Stock on the earlier to occur of (a) the fifth day after the twenty-four month anniversary of the original issue date or (b) the fifth day after the date on which the Company’s Class A Common Stock first trades on a national securities exchange (including but not limited to NASDAQ, NYSE, or NYSE American but excluding OTCQX Market) (such date, the “Automatic Conversion Date”).
•The number of shares of the Company’s Class A Common Stock into which the Series C Preferred Stock shall be converted shall be determined by multiplying the number of shares of Series C Preferred Stock to be converted by the $3.50 stated value, and then dividing that product by the Conversion Price. The Conversion Price shall be equal to the Variable Weighted Average Price (“VWAP”) of the five Trading Days prior to the Automatic Conversion Date. “VWAP” shall be defined as the volume weighted average price of the Company’s Class A Common Stock on the OTC Markets or other stock exchange or trading medium where such shares are traded as reported by Bloomberg, L.P. using the VWAP function. If for any reason, VWAP cannot be thus determined, “VWAP” shall mean the average closing or last sale prices over the five Trading Days prior to the Automatic Conversion Date of the Company’s Class A Common Stock on the OTC Markets or such other exchange or trading medium.
Restrictions on Resales of Class C Common Stock - The sale of shares of the Company’s Class A Common Stock issued at the time of conversion by any holder into the market or to any private purchaser shall be limited to not more than twenty-five percent (25%) of all conversion shares received by such holder at the time of the automatic conversion in any given 120-day period.
Company Redemption Rights - At any time on or prior to the Automatic Conversion Date, the Company shall have the right to redeem all (but not less than all) shares of the Series C Preferred Stock issued and outstanding at any time after the original issue date, upon three (3) business days’ notice, at a redemption price per share of Series C Preferred Stock then issued and outstanding (the “Corporation Redemption Price”), equal to the stated value of $3.50 per share.
During the year ended December 31, 2020, the Company issued 1,714,286 shares of Series C Preferred Stock in connection with the acquisition of assets of IA that were valued at $5,848,013. The difference in stated value will be accreted over a 24 month period or upon conversion from Series C Preferred Stock to Class A Common stock. As of December 31, 2022, and 2021, 1,714,286 and 1,704,137, respectively, of these shares had been converted to Class A common stock. Prior to conversion the Company recognized accretion to interest expense in the amount of $0 and $69,661 for the years ended December 31, 2022 and 2021, respectively.
As of December 31, 2022 and 2021, 0 and 10,149 shares of Series C Preferred Stock were outstanding, respectively.
Series D Preferred Stock
The Company designated 1,628,572 shares of Series D Preferred Stock with a stated value of $3.50 per share. No dividends will accrue on the Series D Preferred Stock. If dividends are declared on the Company’s Class A, Class B, or Class C Common Stock, the holders of the Series D Preferred Stock will participate in such dividends on a per share basis, pari passu with the Classes of Common Stock.
Voting Rights - The Series D Preferred Stock will vote together with the Class A Common Stock on a one-vote-for-one-Preferred-share basis. As long as any shares of Series D Preferred Stock are outstanding, the Company may not, without the affirmative vote or written consent of the holders of a majority of the then outstanding shares of the Series D Preferred Stock, (a) alter or change the powers, preferences or rights given to the Series D Preferred Stock or alter or amend the Certificate of Designation, (b) amend its Certificate of Incorporation or other charter documents in any manner that adversely affects any rights of the holders of the Series D Preferred Stock, or (c) enter into any agreement or arrangement with respect to any of the foregoing.
Liquidation - Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary (a "Liquidation"), the holders of the Series D Preferred Stock shall participate on a per share basis with the holders of the Class A, Class B, and Class C Common Stock of the Company, and shall be entitled to share equally, on a per share basis, all assets of the Company of whatever kind available for distribution to the holders of all classes of the Common Stock. The Company shall mail written notice of any such Liquidation, not less than 45 days prior to the payment date stated therein, to each record holder of Series D Preferred Stock.
Conversion - The Series D Preferred Stock shall be convertible automatically into shares of the Company's Class A Common Stock (the “Automatic Conversion”) as follows:
•Each share of Series D Preferred Stock will automatically convert into shares of the Company’s Class A Common Stock on the earlier to occur of (a) the fifth day after the twenty-four month anniversary of the original issue date or (b) the fifth day after the date on which the Company’s Class A Common Stock first trades on a national securities exchange (including but not limited to NASDAQ, NYSE, or NYSE American but excluding OTCQX Market) (such date, the “Automatic Conversion Date”).
•The number of shares of the Company’s Class A Common Stock into which the Series D Preferred Stock shall be converted shall be determined by multiplying the number of shares of Series D Preferred Stock to be converted by the $3.50 stated value, and then dividing that product by the Conversion Price. The Conversion Price shall be equal to the Variable Weighted Average Price (“VWAP”) of the five Trading Days prior to the Automatic Conversion Date. “VWAP” shall be defined as the volume weighted average price of the Company’s Class A Common Stock on the OTC Markets or other stock exchange or trading medium where such shares are traded as reported by Bloomberg, L.P. using the VWAP function. If for any reason, VWAP cannot be thus determined, “VWAP” shall mean the average closing or last sale prices over the five Trading Days prior to the Automatic Conversion Date of the Company’s Class A Common Stock on the OTC Markets or such other exchange or trading medium.
Restrictions on Resales of Class A Common Stock - The sale of shares of the Company’s Class A Common Stock issued at the time of conversion by any holder into the market or to any private purchaser shall be limited to not more than twenty-five percent (25%) of all conversion shares received by such holder at the time of the automatic conversion in any given 90-day period.
Company Redemption Rights - At any time on or prior to the Automatic Conversion Date, the Company shall have the right to redeem all (but not less than all) shares of the Series D Preferred Stock issued and outstanding at any time after the original issue date, upon three (3) business days’ notice, at a redemption price per share of Series D Preferred Stock then issued and outstanding (the “Corporation Redemption Price”), equal to the stated value of $3.50 per share.
Registration Rights - The shares issued on conversion of the Series D Preferred Stock have piggyback registration rights beginning on that date which his six months after the date on which the Company’s Class A Common Stock trades on a national securities exchange, and are subject to standard underwriter holdback limitations.
During the year ended December 31, 2021, the Company issued 1,432,224 shares of Series D Preferred Stock in connection with the acquisition of assets of Vayu that were valued at $6,653,309. The difference in stated value will be accreted over a 24-month period or upon conversion from Series D Preferred Stock to Class A Common stock. As of December 31, 2022 and 2021, 1,432,224 and 1,353,570, respectively, of these shares had been converted to Class A common stock. Prior to conversion the Company recognized accretion to interest income in the amount of $0 and $615,170 for the years ended December 31, 2022 and 2021, respectively.
As of December 31, 2022 and 2021, 0 and 78,674 shares of Series D Preferred Stock were outstanding, respectively.
Stockholders' Equity
Preferred Stock
The Company is authorized to issue 5,000,000 shares of $0.0001 par value preferred stock.
Series B Preferred Stock
The Company is authorized to issue 100 shares of Series B preferred stock. The Series B Preferred Stock has a $1.00 stated value and does not accrue dividends. The Series B has the following voting rights:
•If at least one share of Series B Preferred Stock is issued and outstanding, then the total aggregate issued shares of Series B Preferred Stock at any given time, regardless of their number, shall have that number of votes (identical in every other respect to the voting rights of the holders of all classes of Common Stock or series of preferred stock entitled to vote at any regular or special meeting of stockholders) equal to two hundred percent (200%) of the total voting power of all holders of the Company’s common and preferred stock then outstanding, but not including the Series B Preferred Stock.
•If more than one share of Series B Preferred Stock is issued and outstanding at any time, then each individual share of Series B Preferred Stock shall have the voting rights equal to: Two hundred percent (200%) of the total voting power of all holders of the Company’s common and preferred stock then outstanding, but not including the Series B Preferred Stock divided by the number of shares of Series B Preferred Stock issued and outstanding at the time of voting.
Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary (a "Liquidation"), the Holders of the Series B Preferred Stock are entitled to receive out of the assets of the Company for each share of Series B Preferred Stock then held by the Holder an amount equal to the Stated Value, and all other amounts in respect thereof then due and payable before any distribution or payment shall be made to the holders of any Junior Securities.
The Series B Preferred Stock shall be convertible into shares of the Company's Class A Common Stock only as follows:
•In the event that the Holder of Series B Preferred Stock ceases to be a director of the Company, upon such director's resignation or removal from the board by any means, the shares of Series B Preferred Stock held by such resigning or removed director shall convert automatically into that same number of shares of Class A Common Stock (i.e. on a one-for-one share basis).
•Shares of Series B Preferred Stock converted into Class A Common Stock, canceled, or redeemed, shall be canceled and shall have the status of authorized but unissued shares of undesignated preferred stock.
As of December 31, 2022 and 2021, 5 and 5 shares of Series B Preferred Stock were outstanding and were issued to certain members of the Board of Directors for services rendered.
Common Stock
Pursuant to the Amended and Restated Certificate of Incorporation, the Company is authorized to issue three classes of common stock: Class A common stock, which has one vote per share, Class B common stock, which has ten votes per share and Class C common stock, which has five votes per share. Any holder of Class B common stock may convert his or her shares at any time into shares of Class A common stock on a share-for-share basis. Other than the voting rights, the Class A and Class B common stock are identical. Any holder of Class C common stock may convert 25% of his or her shares at any time after the 3rd to 6th anniversary into shares of Class A common stock on a share-for-share basis. Other than the voting rights the Class A and Class C common stock are identical.
The Company had the following transactions in its common stock during the year ended December 31, 2022:
•In January 2022, the Company issued 72,152 shares of Class A common stock for no additional consideration upon conversion of 10,149 shares of Series C Preferred Stock and 78,674 of Series D Preferred Stock.
•In January 2022, the Company amended the Corporation's Amended and Restated Certificate of Incorporation increasing the authorized capital stock from 195,000,000 to 295,000,000.
•In March 2022, the Company issued 39,386 shares of Class A common stock for services with a value of $99,252.
•In April 2022, the Company issued 171,850 shares of Class A common stock at a value of $132,325 as employee compensation.
•During May and June 2022, the Company issued 76,119 shares of Class A common stock for cash of $55,144 in connection with a registered at-the-market offering (the "ATM Offering").
•In July 2022, the Company sold 14,492,754 shares of Class A common stock and 14,492,754 warrants to certain investors, under a registered direct offering, for net proceeds of $9,175,000. The warrants have an exercise price of $0.69 per share and a term of 5 years.
•In July 2022, the Company issued 60,600 shares of Class A common stock for cash of $42,318 in connection with its ATM offering.
•In August 2022, certain investors exercised 1,449,276 warrants at an exercise price of $0.69, for net proceeds of $1,000,000.
•In September 2022, certain shareholders converted 37,500 shares of Class C common stock for 37,500 shares of Class A common stock.
•In October 2022, certain shareholders converted 201,806 shares of Class C common stock for 201,806 shares of Class A common stock.
•In November 2022, certain shareholders converted 22,662 shares of Class C common stock for 22,662 shares of Class A common stock.
The Company had the following transactions in its common stock during the year ended December 31, 2021:
•On February 11, 2021, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain investors to purchase 8,333,333 shares of the Company’s Class A common stock for aggregate gross proceeds of approximately $50 million. A.G.P./Alliance Global Partners served as the placement agent and received a cash fee of 7% of the aggregate gross proceeds and warrants to purchase shares of the Company’s Class A Common Stock equal to 5% of the number of shares sold in the offering with an exercise price of $6.60 per share and are not exercisable until August 16, 2021. Net proceeds from the sale of shares amounted to approximately $45 million.
•In February 2021, the Company issued 1,524,064 shares of Class A common stock to an investor for cash for total proceeds of approximately $9.3 million.
•On March 17, 2021, the Company repurchased 45,000 shares of Class C common stock for $185,850.
•On April 30, 2021, the Company issued 1,617,067 shares of Class A common stock for no additional consideration upon conversion of that number of shares of Class C common stock by the holder of the Class C common stock.
•On May 5, 2021, the Company issued 281,223 shares of Class A common stock that were valued at $1,102,394 in connection with the acquisition of TDI.
•On May 10, 2021, the Company issued 361,787 shares of Class A common stock that were valued at $1,432,677 in connection with the acquisition of Alt Labs.
•On May 17, 2021, the Company issued 350,000 shares of Class A common stock for no additional consideration upon conversion of that number of shares of Class B common stock by the holder of the Class B common stock.
•On October 20, 2021, the Company issued 888,881 shares of Class A common stock that were valued at $3,617,746 in connection with the acquisition of Identified Technology.
•On November 9, 2021, the Company issued 2,409,248 shares of Class A common stock for no additional consideration upon conversion of 1,704,137 shares of Series D Preferred Stock and 1,353,570 shares of Series C Preferred Stock.
•On November 15, 2021 the Company issued 125,000 shares of Class A common stock for no additional consideration upon conversion of that number of shares of Class B common stock by the holder of the Class B common stock .
•On November 26, 2021, the Company closed on a registered direct offering where it sold to certain investors a total of 8,571,430 shares of the Company’s Class A common stock and 4,285,715 warrant to purchase shares of Class A common stock for net proceeds of $22,189,152.
•On November 29, 2021, the Company issued 1,803,279 shares of Class A common stock that were valued at $4,562,996 in connection with the ElecJet acquisition.
•On November 29, 2021, the Company granted 983,636 contingent shares of Class A common stock that were valued at $2,488,599 in connection with the ElecJet acquisition. These contingent shares represent equity compensation for post-acquisition services and are accounted for under ASC 718. Of this amount, 655,758 of the contingent shares valued at $1,659,063 are performance based and management determined the performance conditions were deemed not probable and as such, no expense was recognized for the years ended December 31, 2022 and 2021. The remaining 327,878 shares are a time-based award and is recognized based on the grant-date fair value of the shares of $829,536 over the vesting period of 3-years. As such, the Company recognized $0 and $299,555 of stock based compensation expense related to this award for the years ended December 31, 2021 and 2022, respectively.
•On December 9, 2021, in connection with the acquisition of DTI Services Limited Liability Company, the Company issued 1,587,301 shares of its Class A Common Stock that were valued at $3,682,539.
•On December 20, 2021, the Company issued 100,000 shares of Class A common stock in connection with the HWT legal proceedings.
•On December 29, 2021, the Company issued 99,018 shares of Class A common stock to management in connection with the acquisition of DTI Services Limited Liability Company.
•During the year ended December 31, 2021 , the Company issued 7,384,018 shares of Class A common stock for the conversion of total debt and accrued liabilities totaling $1,886,898.
Stock Options
The Company has issued stock options to purchase shares of the Company’s Class A common stock issued pursuant to the Company's 2016 Stock Option and Stock Award Plan (the "Plan"). The Company uses the Black-Scholes option pricing model to estimate the fair value of stock-based awards on the date of grant and on each modification date.
The following summarizes the stock option activity for the years ended December 31, 2022 and 2021:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2020	1,790,000	$0.19	7.09	$6,176,855
Granted	—
Forfeited	—
Exercised	—
Outstanding at December 31, 2021	1,790,000	$0.19	6.09	$3,098,055
Granted	2,084,620	$0.77
Forfeited	(781,712)	$0.32
Exercised	—	$—
Outstanding at December 31, 2022	3,092,908	$0.55	7.94	$463,494

Vested and expected to vest at December 31, 2022	3,092,909	$0.55	7.94	$463,494

Exercisable at December 31, 2022	1,084,500	$0.14	5.37	$463,494
The following table summarizes information about options outstanding and exercisable as of December 31, 2022:

	Options Outstanding			Options Exercisable
Exercise Price	Number of Shares	Weighted Average Remaining Life (Years)	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
$0.05	891,500	5.38	$0.05	891,500	$0.05
0.10	85,000	5.28	0.10	85,000	0.10
0.13	—	4.58	0.13	—	0.13
0.77	2,008,409	9.33	0.77	—	0.77
0.90	108,000	4.27	0.90	108,000	0.90
	3,092,909			1,084,500
During the years ended December 31, 2022 and 2021, stock option expense amounted to $473,159 and $36,538, respectively. Unrecognized stock option expense as of December 31, 2022 amounted to $1,053,547, which will be recognized over a period extending through December 2023.
During the year ended December 31, 2022, the Company issued 2,084,620 options in connection with the Company's 2021 Employee Equity Incentive Plan (the "Plan"). The options have an exercise price of $0.77, vest annually over a three year vesting period and expire on April 29, 2032.
The fair value of the 2,084,620 options issued in connection with the Plan is $1,534,401, and was determined using the Black-Scholes option pricing model with the following assumptions:

Stock price	$0.77
Risk-free interest rate	2.90%
Expected life of the options	6.25 years
Expected volatility	158%
Expected dividend yield	0%
Warrants
The following summarizes the warrant activity for the years ended December 31, 2022, and 2021:

	Warrants	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2020	275,000	$1.01	0.23	$723,250
Granted	5,527,778	3.32
Forfeited	(275,000)	1.01
Exercised	—	—
Outstanding at December 31, 2021	5,527,778	$3.32	4.62	$—
Granted	14,492,754	0.69
Forfeited	—	—
Exercised	(1,449,276)	0.69
Outstanding at December 31, 2022	18,571,256	$1.47	4.31	$—

Vested and expected to vest at December 31, 2022	18,571,256	$1.47	4.31	$—

Exercisable at December 31, 2022	18,571,256	$1.47	4.31	$—
The following table summarizes information about warrants outstanding and exercisable as of December 31, 2022:

	Warrants Outstanding			Warrants Exercisable
Exercise Price	Number of Shares	Weighted Average Remaining Life (Years)	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
$6.60	416,667	2.13	$6.60	416,667	$6.60
2.52	396,825	1.94	2.52	396,825	2.52
3.10	4,285,715	3.9	3.10	4,285,715	3.1
3.08	428,571	3.9	3.08	428,571	3.08
0.69	13,043,478	4.6	0.69	13,043,478	0.69
	18,571,256			18,571,256
During the year ended December 31, 2021, the Company issued 416,667 warrants to a placement agent in connection with sale of its common stock. The warrants have an exercise price of $6.60, were exercisable as of August 16, 2021 and expire on February 16, 2025. The Company issued another 428,571 warrants to a placement agent in connection with the sale of its common stock. The warrants have an exercise price of $3.08, were exercisable as of May 26, 2021 and expire November 22, 2026. The Company issued another 396,825 warrants in connection to the RCA acquisition. The warrants have an exercise price of $2.52, were exercisable as of December 9, 2021 and expire December 9, 2024. During July 2022, the Company issued another 14,492,754 warrants to certain investors in connection with the sale of its common stock. The warrants have an exercise price of 0.69, were exercisable as of as of July 13, 2022, and expire July 13, 2027.
The fair value of the 416,667, 428,571, and the 396,825 warrants issued to the placement agent in connection with a registered direct offering, and to the RCA sellers in connection with the DTI/RCA acquisition (discussed below in Note 7) during the year ended December 31, 2021, are $2,498,637, $902,414, and $668,863 respectively and was determined using the Black-Scholes option pricing model. The fair value of the 14,492,754 warrants issued to the placement agent during the year ended December 31, 2022, are $7,083,038, and was determined using the Black-Scholes option pricing model. All of these warrants were determined using the following assumptions:

Stock price	$0.62 - 7.03
Risk-free interest rate	0.01 - 1.02%
Expected life of the options	1.5-5 years
Expected volatility	157-347%
Expected dividend yield	0%
Note 6 – Stockholders' Equity
On May 12, 2023, a Certificate of Amendment was filed to effect a one-for-eight (1-for-8) reverse split (the “Reverse Split”) of the shares of the Company’s the Class A, Class B, and Class C Common Stock, and to decrease the number of shares of Class A Common Stock from 295,000,000 shares to 200,000,000 shares (the “Class A Common Stock Decrease”). The Reverse Split and the Class A Common Stock Decrease became effective on May 12, 2023. As a result of the Reverse Split, every eight shares of the Company’s issued and outstanding Class A Common Stock automatically converted into one share of Class A Common Stock, without any change in the par value per share, and began trading on a post-split basis under the Company’s existing trading symbol, “ALPP,” when the market opened on May 15, 2023. Additionally, every eight shares of the Company’s issued and outstanding Class B Common Stock automatically converted into one share of Class B Common Stock, without any change in the par value per share, and every eight shares of the Company’s issued and outstanding Class C Common Stock automatically converted into one share of Class C Common Stock, without any change in the par value per share. The Reverse Split affected all holders of Class A, Class B, and Class C Common Stock uniformly and did not affect any common stockholder’s percentage ownership interest in the Company, except for de minimis changes as a result of the elimination of fractional shares. A total of 180,037,350 shares of Class A Common Stock were issued and outstanding immediately prior to the Reverse Split, and approximately 22,504,669 shares of common stock were issued and outstanding immediately after the Reverse Split. No fractional shares were outstanding following the Reverse Split. Any holder who would have received a fractional share of common stock automatically received an additional fraction of a share of common stock to round up to the next whole share. In addition, effective as of the same time as the Reverse Split, proportionate adjustments were made to all then-outstanding options and warrants with respect to the number of shares of Class A Common Stock subject to such options or warrants and the exercise prices thereof. The impact of this change in capital structure has been retrospectively applied to all periods presented herein.
Common Stock and Series B Preferred Stock
The Company had the following transactions in its common stock during the six months ended June 30, 2023:
•In April 2023, a shareholder converted 162,500 shares of Class B common stock into 162,500 shares of Class A common stock.
•In May 2023, the Company issued 13,750 restricted shares of Class A Common Stock as additional consideration for the purchase of the convertible note and 196,250 restricted shares of Class A Common Stock, which shall be returned to the Company if timely repayments are made against the note.
•In June 2023, the Company issued 67,400 restricted shares of Class A Common Stock as additional consideration for the purchase of the convertible note and 1,200,000 restricted shares of Class A Common Stock, which shall be returned to the Company if timely repayments are made against the note.
Series B Preferred Stock
During April 2023, a shareholder converted 1 share of Series B preferred stock into 1 share of Class A common stock.
Stock Options
The following summarizes the stock option activity for the six months ended June 30, 2023:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2022	386,751	$4.39	7.94	$463,495
Granted	—	—
Forfeited	(16,844)	6.16
Exercised	—	—
Outstanding at June 30, 2023	369,907	$4.31	7.38	$193,492

Exercisable at June 30, 2023	159,001	$1.85	5.46	$193,492
The following table summarizes information about options outstanding and exercisable as of June 30, 2023:

	Options Outstanding			Options Exercisable
Exercise Price	Number of Shares	Weighted Average Remaining Life (Years)	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
$0.40	111,438	5.01	$0.40	111,438	$0.40
0.80	10,625	4.78	0.80	10,625	0.80
6.16	234,340	8.84	6.16	23,434	6.16
7.20	13,504	3.77	7.20	13,504	7.20
	369,907			159,001
During the six months ended June 30, 2023 and 2022, stock option expense amounted to $0.3 million and $0.5 million, respectively. Unrecognized stock option expense as of June 30, 2023, amounted to $0.8 million, which will be recognized over a period extending through April 2025.
Warrants
The following summarizes the warrants activity for the six months ended June 30, 2023:

	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2022	2,321,411	$11.78	4.31	$—
Granted	203,579	3.51	5.00
Forfeited	—	—
Exercised	—	—
Outstanding at June 30, 2023	2,524,990	$11.12	3.87	$—

Exercisable at June 30, 2023	2,524,990	$11.12	3.87	$—
The following table summarizes information about warrants outstanding and exercisable as of June 30, 2023:

	Warrants Outstanding			Warrants Exercisable
Exercise Price	Number of Shares	Weighted Average Remaining Life (Years)	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
$52.80	52,084	1.64	$52.80	52,084	$52.80
20.16	49,604	1.45	20.16	49,604	20.16
24.80	535,716	3.41	24.80	535,716	24.80
24.64	53,572	3.40	24.64	53,572	24.64
5.52	1,630,435	4.04	5.52	1,630,435	5.52
3.50	200,000	5.00	3.50	200,000	3.50
4.20	3,579	5.00	4.20	3,579	4.20
	2,524,990			2,524,990
During the six months ended June 30, 2023, the Company issued 200,000 and 3,579 warrants to two holders in connection with the issuance of a convertible note payable. The warrants have an exercise price of $3.50 and $4.20, respectively, were exercisable as of June 29, 2023 and expire on June 29, 2028. The fair value of the 200,000 and 3,579 warrants issued is $378,000 and $6,764, respectively, and was determined using the Black-Scholes option pricing model. The fair value of the warrants was determined using the following assumptions

Stock price	$1.89
Risk-free interest rate	4.50%
Expected life of the warrants	2.5
Expected volatility	1242%
Expected dividend yield	0%